RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of detailed information about remaining minimum future lease payments (Details)	Feb. 29, 2024 CAD ($)
Fiscal 2025 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Remaining minimum future lease payments	$ 50,943
Fiscal 2026 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Remaining minimum future lease payments	51,443
Fiscal 2027 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Remaining minimum future lease payments	$ 34,961